Costs and Estimated Earnings in Excess Of Billings (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contract costs incurred plus recognized profits less recognized losses to date	$ 57,342,694	$ 55,607,243	$ 52,219,838
Less: Progress billings to date	58,682,868	53,356,822	4,784,137
Costs and estimated earnings in excess of billings	$ 59,436	$ 2,250,421	$ 4,377,701